                               - BT INVESTMENT FUNDS -



                           -------------------------------


                              PACIFIC BASIN EQUITY FUND


                           -------------------------------









                                    ANNUAL REPORT
                           -------------------------------
                                   SEPTEMBER - 1997

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

PACIFIC BASIN EQUITY FUND
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . . 5
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . 5
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . 6
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . 7
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . . 8

PACIFIC BASIN EQUITY PORTFOLIO
  Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . . . . 9
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . .11
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . .11
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .12
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .13
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . .15

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the fiscal year ended September 30, 1997, for the Pacific Basin Equity Fund, providing a review of the market, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Pacific Basin Equity Fund (the "Fund") had a total return of (9.97)%* for the twelve months ended September 30, 1997, as compared to (16.68)% for the MSCI Combined Far East Free ex Japan Index**, (13.96)% for the MSCI Combined Asia ex Japan Index**, and (6.58)% for the Lipper Pacific Basin ex Japan Average+.
Since its inception on November 1, 1993, the Fund has returned 10.14% cumulatively, or 2.50% annualized.

MARKET ACTIVITY
Overall, the fiscal year was a difficult one for the region's equity markets, and the benchmark fell considerably. This was primarily due to the contagious effect of both anticipation over potential currency devaluation in Thailand during the first half and then the actual floating of the Thai baht early in July, after being pegged to the U.S. dollar for many years. A downward spiral in economic fundamentals and investor sentiment led, in turn, to valuations in several markets plummeting to new lows.

--------------------------------------------------------------------------------
                                      OBJECTIVE
Seeks to provide long-term capital appreciation through investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, the Pacific Basin region.++
--------------------------------------------------------------------------------

Thailand accepted a $17.2 billion International Monetary Fund-led bailout package, but unlike the Mexican peso debacle where the currency damage was fairly contained, the depreciation of the Thai baht set off a wildfire in Southeast Asia where the traditional currency linkage to the dollar was broken throughout the region. The Indonesian, Malaysian, and Philippine currencies and equity markets experienced declines, there were dramatic increases in their interest rates, and severe problems in their respective banking systems were created. These nations, along with Singapore, also suffered from sluggish export demand and structural problems concerning excess capacity in a number of key industries, including the electronics sector upon which the region is so dependent. Policy responses by shell-shocked governments have been mainly disappointing so far.

--------------------------------------------------------------------------------
                                INVESTMENT INSTRUMENTS
Primarily common and preferred stocks, rights, warrants and convertible securities.
--------------------------------------------------------------------------------

Still, the Hong Kong and Taiwan equity markets performed strongly over the twelve months. These two North Asia economies as well as India's were generally supported by lower inflation, improving trade balances, and moves to easier monetary policy. As domestic liquidity conditions improved ahead of real recovery in activity, surplus funds were allocated to financial assets, creating classic liquidity-driven equity markets.

INVESTMENT REVIEW
While the Fund underperformed its category average, it significantly outperformed both of its benchmarks. This strong relative performance was driven primarily by stock selection over the first half of the fiscal year and by effective asset allocation and currency management in the second half.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------

Moulin International Holding Ltd.        Founder Hong Kong Ltd.
--------------------------------------------------------------------------------
Cosco Pacific Ltd.                       China Everbright International Ltd.
--------------------------------------------------------------------------------
Top Glory International Holdings Ltd.    Overseas-Chinese Banking Corp. Ltd.
--------------------------------------------------------------------------------
China Foods Holdings Ltd.                Parkway Holdings Ltd.
--------------------------------------------------------------------------------
Zhehuang Expressway Co. Ltd.-H           Beijing Yanhua Petrochemical Co. Ltd.-H
--------------------------------------------------------------------------------

More specifically, the Fund's red chip company and bank holdings in Hong Kong, Singapore, and Malaysia significantly outperformed the underlying markets in the first half and more than offset its less than ideal underweighted position in Taiwan. In the second half, we remained underweighted in Taiwan, as we continued to believe that the market was vulnerable to a contraction in liquidity based on a recovering real economy and excessive valuations in its equity prices. While this position hurt relative performance, the Fund benefited from its underweighted positions in Malaysia, Thailand, and the Philippines and from its overweighted positions in Hong Kong and South Korea. The Fund also managed to limit losses caused by weak currencies in the region by being hedged out of most of them.

MANAGER OUTLOOK
Looking ahead over the near term, we expect market volatility to continue to be high and for fundamental valuations to overshoot on the downside. However, our research suggests that the renewed international competitiveness that these countries have achieved means that the inevitable economic downturn may be somewhat muted by a boom in exports. Companies that have low levels of debt and that are involved in export industries or domestic non-cyclical activities will likely be well positioned to perform strongly over the next few years.

Given this outlook, we intend to remain underweight in Malaysia, Thailand, and the Philippines, as we believe these economies will likely lag behind North
Asia.   We also intend to remain underweight in Taiwan.  We anticipate staying overweight in South Korea, which should benefit from improving trade numbers and better corporate earnings, and in Indonesia, which should benefit from reduced political uncertainty and attractive valuations.


--------------------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The MSCI Far East Free ex Japan Index includes China Free, Hong Kong, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand. The MSCI Combined Asia Free ex Japan Index includes those same markets as the Far East Free ex Japan Index as well as India, New Zealand, Pakistan and Sri Lanka. Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc., as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Foreign investing involves special risks, including currency risk, increased volatility or foreign securities and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                         By Country as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                     [Pie Chart]


                         Taiwan                    3%
                         Pakistan                  3%
                         India                     6%
                         Indonesia                 7%
                         Malaysia                 10%
                         Singapore                11%
                         Thailand                  3%
                         Philippines               1%
                         Hong Kong                44%
                         South Korea              12%

We also intend to keep the Fund overweighted in Hong Kong, as we believe the positive reaction to the transition back to China will continue to support the market, overwhelming the effects of any roller coaster rides, such as that experienced in mid to late October 1997. We believe Hong Kong will benefit from its exposure to China's emerging economy, the more so because its own has achieved a position of maturity. The recently concluded 15th Party Congress confirms that China is dedicated to the reform path through the privatization of state-owned enterprises. Large foreign reserves, sound current account balances, and moderate inflation are also benefiting the Hong Kong market. We remain positive on India, too, as economic reforms and accommodating monetary conditions highlight its potential as the next China.

While recent market activity may postpone a significant overall recovery, we believe the outlook for the region's equity markets will improve over the medium to longer term. Signs of stronger world growth, but still very low inflation, are creating a favorable backdrop for the markets. Attractive valuations and accelerating earnings growth also lead us to believe that Asia offers some of the best investment opportunities over time, and thus we continue to seek individual stocks in each of these markets that we believe will outperform.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to provide long-term capital appreciation.

We value your ongoing support of the Pacific Basin Equity Fund and look forward to continuing to serve your investment needs in the years ahead.


                                    /s/ Paul Duram

                                     Paul Durham
                               Portfolio Manager of the
                            PACIFIC BASIN EQUITY PORTFOLIO
                                  September 30, 1997



--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PACIFIC BASIN EQUITY FUND AND THE MSCI COMBINED ASIA FREE EX JAPAN INDEX AS OF NOVEMBER 30, 1993.

--------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

          One Year                                     Since 11/1/93*
             (9.97)%                                         2.50%**

*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------


                - -  Pacific Basin              - - MSCI Combined Asia
               Equity Fund - $11,366         Free ex Japan Index - $9,432

Nov-93                10000                            10000
Dec-93                13127                            12419
Mar-94                10392                             9840
Jun-94                11115                            10195
Sep-94                12198                            11310
Dec-94                10913                            10136
Mar-95                10614                             9799
Jun-95                11641                            10531
Sep-95                11727                            10306
Dec-95                11705                            10348
Mar-96                12518                            11308
Jun-96                12775                            11353
Sep-96                12625                            10963
Dec-96                13223                            11187
Mar-97                12888                            10816
Jun-97                13559                            11481
Sep-97                11366                             9432

Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
   Investment in Pacific Basin Equity Portfolio, at Value. . . . . . . . . . . .  $       26,530,155
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . .              18,309
                                                                                  ------------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          26,548,464
                                                                                  ------------------

LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,811
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . .              18,354
                                                                                  ------------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,165
                                                                                  ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,501,299
                                                                                  ------------------
                                                                                  ------------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       28,738,288
   Undistributed Net Investment Income . . . . . . . . . . . . . . . . . . . . .             367,937
   Accumulated Net Realized Gain from Investment and Foreign Currency
    Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,194,751
   Net Unrealized Depreciation on Investment and Foreign Currency Transactions .          (3,799,677)
                                                                                  ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,501,299
                                                                                  ------------------
                                                                                  ------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided
 by shares outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            10.16
                                                                                  ------------------
                                                                                  ------------------
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
 beneficial interest authorized) . . . . . . . . . . . . . . . . . . . . . . . .           2,607,284
                                                                                  ------------------
                                                                                  ------------------




--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME
Income Allocated from Pacific Basin Equity Portfolio, net. . . . . . . . . . . .  $          107,080
                                                                                  ------------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . .             240,390
   Registration Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,758
   Printing and Shareholder Reports. . . . . . . . . . . . . . . . . . . . . . .              14,000
   Professional Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,495
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,750
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,066
                                                                                  ------------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             287,459
   Less Expenses Absorbed by Bankers Trust . . . . . . . . . . . . . . . . . . .             (47,069)
                                                                                  ------------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             240,390
                                                                                  ------------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (133,310)
                                                                                  ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
 TRANSACTIONS
   Net Realized Gain from:
      Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . .           1,690,506
      Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . .             501,247
   Net Change in Unrealized Depreciation on Investment and Foreign Currency
    Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (4,795,001)
                                                                                  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
 TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,603,248)
                                                                                  ------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $       (2,736,558)
                                                                                  ------------------
                                                                                  ------------------



                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       FOR THE             FOR THE
                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  SEPTEMBER 30, 1997  SEPTEMBER 30, 1996
                                                                                  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         (133,310) $          (68,268)
   Net Realized Gain from Investment and Foreign Currency Transactions . . . . .           2,191,753           1,604,612
   Net Change in Unrealized Appreciation (Depreciation) on Investment and
      Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . .          (4,795,001)            590,614
                                                                                  ------------------  ------------------
Net Increase (Decrease) in Net Assets from Operations. . . . . . . . . . . . . .          (2,736,558)          2,126,958
                                                                                  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . .          (1,399,729)                 --
                                                                                  ------------------  ------------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . .          57,656,522          37,293,728
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . .             574,917                  --
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .         (56,983,156)        (34,535,657)
                                                                                  ------------------  ------------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST. . . . .           1,248,283           2,758,071
                                                                                  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          (2,888,004)          4,885,029
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          29,389,303          24,504,274
                                                                                  ------------------  ------------------
End of Year (including undistributed net investment income of $367,937
 and $0, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,501,299  $       29,389,303
                                                                                  ------------------  ------------------
                                                                                  ------------------  ------------------



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Fund.


                                                                                                 FOR THE PERIOD
                                                                   FOR THE YEARS ENDED          NOVEMBER 1, 1993
                                                                       SEPTEMBER 30,            (COMMENCEMENT OF
                                                            ---------------------------------    OPERATIONS) TO
                                                             1997         1996         1995    SEPTEMBER 30, 1994
                                                            -------      -------      -------  ------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .          $ 11.80      $ 10.96      $ 11.82      $ 10.00
                                                            -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss). . . . . . . . . .            (0.05)       (0.03)        0.01        (0.04)
   Net Realized and Unrealized Gain (Loss) on
     Investment and Foreign Currency Transactions.            (1.07)        0.87        (0.49)        1.86
                                                            -------      -------      -------      -------
Total Income (Loss) from Investment Operations . .            (1.12)        0.84        (0.48)        1.82
                                                            -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment Transactions.            (0.52)       --           (0.38)       --
                                                            -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . .          $ 10.16      $ 11.80      $ 10.96      $ 11.82
                                                            -------      -------      -------      -------
                                                            -------      -------      -------      -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .            (9.97)%      7.66%        (3.87)%    20.11%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . .          $26,501      $29,389      $24,504      $25,362
   Ratios to Average Net Assets:
      Net Investment Income (Loss) . . . . . . . .          (0.42)%      (0.24)%        0.12%      (0.59)%*
      Expenses, Including Expenses of the
       Pacific Basin Equity Portfolio. . . . . . .            1.75%        1.75%        1.75%        1.75%*
      Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust . . . . . . . . . . . . . . .            0.29%        0.31%        0.52%        0.60%*


--------------------
*   Annualized


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Pacific Basin Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1993. The Fund invests substantially all of its assets in the Pacific Basin Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1997, $501,247 of accumulated net realized gain was reclassified as undistributed net investment income.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Fund's average daily net assets. For the year ended September 30, 1997, this fee aggregated $240,390.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1997, expenses of the Fund have been reduced by $47,069.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST

At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              FOR THE                        FOR THE
                            YEAR ENDED                      YEAR ENDED
                       SEPTEMBER 30, 1997               SEPTEMBER 30, 1996
                 ------------------------------  ------------------------------
                     SHARES           AMOUNT         SHARES            AMOUNT
                 -------------    -------------  -------------    -------------
Sold                 4,938,090    $  57,656,522      3,199,745    $  37,293,728
Reinvested              50,080          574,917             --               --
Redeemed            (4,870,624)     (56,983,156)     2,946,088)     (34,535,657)
                 -------------    -------------  -------------    -------------
Net Increase           117,546    $   1,248,283        253,657    $   2,758,071
                 -------------    -------------  -------------    -------------
                 -------------    -------------  -------------    -------------

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Pacific Basin Equity Fund (one of the Funds comprising BT Investment Funds) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period November 1, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Basin Equity Fund of BT Investment Funds as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 26, 1997

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   Shares     Description                                              Value
   ------     -----------                                          -------------
              COMMON STOCK - 83.95%
              HONG KONG - 37.58%
 1,348,000    Beijing Yanhua Petrochemical Co. Ltd.-Cl. H
                (Chemicals) (a). . . . . . . . . . . . . . . . .   $     540,036
    32,000    Cheung Kong Holdings Ltd. (Real Estate). . . . . .         359,783
   852,000    China Everbright International Ltd. (Steel) (a). .         594,572
 1,154,000    China Foods Holdings Ltd. (Food) . . . . . . . . .         790,411
 2,206,000    China Star Entertainment Ltd. (Distribution) (a) .         109,758
 1,159,000    Companion Marble Holdings Ltd. (Building
                & Construction). . . . . . . . . . . . . . . . .         197,710
   514,000    Cosco Pacific Ltd. (Commercial Services) . . . . .         913,350
 1,729,000    DC Finance Holdings Ltd. (Real Estate
                Investment). . . . . . . . . . . . . . . . . . .         373,149
   616,280    Founder Hong Kong Ltd. (Computers) . . . . . . . .         601,307
    14,000    Genting International Plc. (Commercial
                Services). . . . . . . . . . . . . . . . . . . .          34,860
    69,000    Hong Kong Land Holdings, Ltd. (Real Estate
                Investment). . . . . . . . . . . . . . . . . . .         234,600
    16,000    Hutchison Whampoa Ltd. (Diversified) . . . . . . .         157,663
 5,256,864    Moulin International Holding Ltd. (Diversified). .       1,161,700
    48,000    New World Development Co. Ltd. (Real Estate) . . .         290,308
   894,450    Pacific Concord Holdings (Diversified) . . . . . .         511,494
   196,000    Semi-Tech (Global) Ltd. (Electric Products). . . .         284,957
   613,000    Shenyin Wanguo HK Ltd. (Diversified
                Financial Services). . . . . . . . . . . . . . .         235,678
    34,000    Sun Hung Kai Properties Ltd. (Real Estate) . . . .         399,845
   336,000    Tai Fook Group Ltd. (Diversified Financial
                Services). . . . . . . . . . . . . . . . . . . .         230,137
 2,480,000    Top Glory International Holdings Ltd. (Real
                Estate). . . . . . . . . . . . . . . . . . . . .         857,327
 1,618,000    Wing Shan International Ltd. (Electric-
                Generation). . . . . . . . . . . . . . . . . . .         418,196
 2,448,000    Zhehuang Expressway Co. Ltd.-H (Traffic
                Management System) (a) . . . . . . . . . . . . .         672,267
                                                                   -------------
                                                                       9,969,108
                                                                   -------------

              INDIA - 5.05%
    12,400    BSES Ltd., GDR (Utility) . . . . . . . . . . . . .         255,750
     4,400    Industrial Credit & Investment Corporation
                of India Ltd., GDR (Financial Services). . . . .          66,770
    35,834    Mahindra & Mahindra Ltd., GDR (Automobiles). . . .         418,362
     9,990    Reliance Industries (Diversified) (a). . . . . . .         230,020
    16,000    State Bank of India GDR (Banks). . . . . . . . . .         368,080
                                                                   -------------
                                                                       1,338,982
                                                                   -------------

              INDONESIA - 5.44%
   241,000    Bank Internasional Indonesia PT (Banks). . . . . .          70,015
   148,000    Daya Guna Samudera PT (Fisheries). . . . . . . . .         246,667
    29,500    Gudang Garam PT (Tobacco). . . . . . . . . . . . .          85,703
    35,000    Jaya Real Property PT (Real Estate). . . . . . . .          11,774
    20,000    Lautan Luas PT (Chemicals) . . . . . . . . . . . .          15,902
   114,000    Lippo General Insurance PT (Insurance) (a) . . . .          52,294
   279,000    Lippo Securities PT (Finance). . . . . . . . . . .          40,528
 4,400,000    Multipolar Corp. PT (Retail) . . . . . . . . . . .         538,225
   264,000    Putra Surya Multidana PT (Finance) (a) . . . . . .         121,101
   243,000    Tamara Bank PT (Commercial Banks). . . . . . . . .         148,624
   101,000    Telekomunikasi Indonesia PT
                (Telecommunications) . . . . . . . . . . . . . .         111,965
                                                                   -------------
                                                                       1,442,798
                                                                   -------------

              MALAYSIA - 8.31%
    17,000    Amway (Malaysia) Holdings BHD (Consumer
                Products). . . . . . . . . . . . . . . . . . . .          42,939
   191,800    Commerce Asset Holding BHD (Banks) . . . . . . . .         215,048
    84,000    Gadek (Malaysia) BHD (Diversified) . . . . . . . .         161,713
    21,666    Gadek Capital BHD (Financial Services) . . . . . .          18,686
    72,000    Gopeng BHD (Construction). . . . . . . . . . . . .          54,779
    22,000    Kedah Cement Holdings BHD (Building
              Products). . . . . . . . . . . . . . . . . . . . .          19,991
    87,000    Konsortuim Perkapalan BHD
                (Transportation) . . . . . . . . . . . . . . . .         171,508
    71,000    Malaysia International Shipping BHD
                (Transportation) . . . . . . . . . . . . . . . .         135,592
    54,000    Metroplex BHD (Real Estate Investment) . . . . . .          35,595
   128,000    MNI Holdings BHD (Diversified) . . . . . . . . . .         388,356
   299,000    Multi-Purpose Holdings BHD (Diversified) . . . . .         222,880
    72,000    PPB Oil Palms BHD (Agricultural Operations) (a). .          72,743
   120,000    Rashid Hussain BHD (Financial Services). . . . . .         275,373
   122,000    Tanjong Plc. (Gaming). . . . . . . . . . . . . . .         261,174
    40,000    United Engineers (Malaysia) BHD
                (Engineering & Construction) . . . . . . . . . .         128,138
                                                                   -------------
                                                                       2,204,515
                                                                   -------------

              PAKISTAN - 1.90%
    55,400    Engro Chemicals Pakistan Ltd. (Chemicals). . . . .         205,289
    63,000    Hub Power Company (Utilities) (a). . . . . . . . .          84,276
    42,000    Karachi Electric Supply (Utility) (a). . . . . . .          29,415
    17,830    Pakistan State Oil Co. Ltd. (Oil -
                International) . . . . . . . . . . . . . . . . .         185,878
                                                                   -------------
                                                                         504,858
                                                                   -------------

              PHILIPPINES - 1.05%
   288,000    Belle Corp. (Real Estate) (a). . . . . . . . . . .          37,565
     2,436    Benpres Holdings Corp. GDR (Broadcast
                Media) (a) . . . . . . . . . . . . . . . . . . .          11,571
    89,675    International Container Terminal Services,
                Inc. (Harbor Transportation) (a) . . . . . . . .           8,455
    18,300    La Tondena Distillers, Inc. (Beverages). . . . . .          17,504
   288,000    Marsman & Company, Inc.-B
                (Pharmaceuticals) (a). . . . . . . . . . . . . .          20,870
     4,080    Petron Corp. (Oil Refining). . . . . . . . . . . .             520
     5,000    Philippine Long Distance Telephone Co.
                (Telecommunications) . . . . . . . . . . . . . .         134,783
       129    Philippine Savings Bank (Banks) (a). . . . . . . .              63
     1,250    Republic Glass Holdings Corp. (Wholesale
                Distributor) . . . . . . . . . . . . . . . . . .              58
    31,000    San Miguel Corp.-A (Brewery) . . . . . . . . . . .          37,665
    13,000    Solid Group Inc. (Diversified) . . . . . . . . . .             980
                                                                   -------------
                                                                         280,034
                                                                   -------------

              SINGAPORE - 9.16%
    26,000    City Developments Ltd. (Real Estate) . . . . . . .         168,400
    34,000    Development Bank of Singapore Ltd. (Banks) . . . .         347,007
    47,000    Far East Levingston Shipbuilding Ltd. (Capital
                Equipment) . . . . . . . . . . . . . . . . . . .         138,371
    48,000    Hwa Hong Corporation Ltd. (Diversified). . . . . .          52,444
    22,000    Nasteel Electronics Ltd. (Electronics) . . . . . .          20,582
    82,800    Overseas-Chinese Banking Corp. Ltd. (Banks). . . .         574,210
    91,800    Overseas Union Bank Ltd. (Banks) . . . . . . . . .         408,400
   137,000    Parkway Holdings Ltd. (Diversified). . . . . . . .         555,708
    74,000    QAF Ltd. (Food). . . . . . . . . . . . . . . . . .          50,350
    26,000    Singapore Land Ltd. (Real Estate). . . . . . . . .         115,669
                                                                   -------------
                                                                       2,431,141
                                                                   -------------
              SOUTH KOREA - 9.79%
    21,350    Asia Motors Co., Inc. (Auto) (a) . . . . . . . . .          65,800
     5,000    Commercial Bank of Korea (Banking) . . . . . . . .          21,585
     2,200    Daesang Industrials Ltd. (Food). . . . . . . . . .         188,743
    15,250    Daewoo Heavy Industries (Machinery). . . . . . . .         121,333


                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

   Shares     Description                                              Value
   ------     -----------                                          -------------
     9,000    Han Kuk Paper Manufacturing Co. (Paper
                Products). . . . . . . . . . . . . . . . . . . .   $     253,770
    28,800    Hanil Bank (Banks) . . . . . . . . . . . . . . . .         132,511
     7,800    Housing & Commercial Bank, Korea, GDR
                (Banks) (a). . . . . . . . . . . . . . . . . . .         147,225
     6,400    Hyundai Engineering & Construction Co.
                (Building & Construction) (a). . . . . . . . . .         125,902
     7,860    Hyundai Housing & Industrial Development
                (Building) . . . . . . . . . . . . . . . . . . .         127,134
    21,000    Hyundai Securities Co. (Finance) (a) . . . . . . .         270,820
     7,271    Kookmin Bank (Banks) . . . . . . . . . . . . . . .          89,159
     3,009    Kookmin Bank, GDR (Banks) (a). . . . . . . . . . .          39,117
    10,360    Korea Electric Power Corp. (Electric). . . . . . .         229,845
     8,865    L.G. Chemical Ltd. (Petrochemicals). . . . . . . .         143,390
    12,020    L.G. International Corp. (Distribution/
                Wholesale) . . . . . . . . . . . . . . . . . . .          82,761
     3,350    Pohang Iron & Steel (Iron/Steel) . . . . . . . . .         265,430
     2,777    Shinhan Bank (Banking) . . . . . . . . . . . . . .          23,309
       103    SK Telecommunications (Telecommunications) . . . .          63,652
     9,150    Sunkyong Ltd. (Distribution/Wholesale) . . . . . .         110,000
     5,060    Youngone Corp. (Apparel Manufacturers) . . . . . .          96,223
                                                                   -------------
                                                                       2,597,709
                                                                   -------------

              TAIWAN - 2.90%
    20,000    Asustek Computer, Inc. GDR (Computers) (a) . . . .         350,000
    14,900    Siliconware Precision Industries Co. GDR
                (Electronic Components) (a). . . . . . . . . . .         265,369
     4,600    Synnex Technology International Corp. GDR
                (Computers) (a). . . . . . . . . . . . . . . . .         153,870
                                                                   -------------
                                                                         769,239
                                                                   -------------

              THAILAND - 2.77%
    40,000    BEC World Public Co. Ltd. (Diversified). . . . . .         263,687
    69,700    Big C Supercenter Public Co. Ltd. (Textiles) . . .          18,691
    21,200    Ch. Karnchang Public Co. Ltd. (Building &
                Construction). . . . . . . . . . . . . . . . . .          47,966
    33,500    Hana Microelectronics (Electronics). . . . . . . .         116,034
    63,000    Phatra Thanakit Public Co. Ltd. (Financial
                Services). . . . . . . . . . . . . . . . . . . .          95,028
    11,600    Siam Cement Public Co. Ltd. (Building Products). .         193,117
                                                                   -------------
                                                                         734,523
                                                                   -------------

TOTAL COMMON STOCK (Cost $27,369,620). . . . . . . . . . . . . .      22,272,907
                                                                   -------------

              PREFERRED STOCK CONVERTIBLE - 0.37%
              SOUTH KOREA - 0.37%
    20,850    L.G. Securities PN (Financial Services)
                (Cost $134,108). . . . . . . . . . . . . . . . .          98,439
                                                                   -------------

              SOVEREIGN DEBT - 0.50%
              PAKISTAN - 0.50%
   130,000    Republic of Pakistan, 6.00%, 2/26/02
                (Cost $130,000). . . . . . . . . . . . . . . . .         131,950
                                                                   -------------

              WARRANTS AND RIGHTS - 0.83%
              HONG KONG - 0.75%
   840,000    Cheung Kong Holdings Ltd. Warrants (Real
                Estate) (a). . . . . . . . . . . . . . . . . . .         143,293
   362,240    Moulin International Holding Ltd. Warrants
                (Diversified) (a). . . . . . . . . . . . . . . .          23,407
   117,750    Paliburg Holdings Ltd. Warrants (Real
                Estate) (a). . . . . . . . . . . . . . . . . . .          12,326
    67,200    Tai Fook Group Warrants (Diversified
                Financial Services) (a). . . . . . . . . . . . .          19,106
                                                                   -------------
                                                                         198,132
                                                                   -------------

              INDONESIA - 0.08%
   142,868    Indah Kiat Pulp & Paper Corp. PT Warrants
                (Paper) (a). . . . . . . . . . . . . . . . . . .          21,410
                                                                   -------------

              PHILIPPINES - 0.00%
    57,600    Belle Corp. Warrants (Real Estate
                Development) (a) . . . . . . . . . . . . . . . .               0
                                                                   -------------

TOTAL WARRANTS AND RIGHTS (Cost $180,154). . . . . . . . . . . .         219,542
                                                                   -------------

TOTAL INVESTMENTS (Cost $27,813,882). . . . . . . . . .   85.65%      22,722,838
Assets in Excess of Other Liabilities . . . . . . . . .   14.35%       3,807,242
                                                         -------   -------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .  100.00%   $  26,530,080
                                                         -------   -------------
                                                         -------   -------------
--------------------
(a) Non-Income Producing Security

    Abbreviations:
      GDR  -  Global Depository Receipt
      BHD  -  Berhad
    Industry Diversification (as a percentage of Total Investments):
      Diversified. . . . . . . . . . . . . . . . . . . . . . . .  16.39%
      Real Estate. . . . . . . . . . . . . . . . . . . . . . . .  13.29%
      Banks    . . . . . . . . . . . . . . . . . . . . . . . . .  11.52%
      Financial Services . . . . . . . . . . . . . . . . . . . .   6.35%
      Electrical . . . . . . . . . . . . . . . . . . . . . . . .   6.28%
      Computers. . . . . . . . . . . . . . . . . . . . . . . . .   4.83%
      Food     . . . . . . . . . . . . . . . . . . . . . . . . .   4.50%
      Other*   . . . . . . . . . . . . . . . . . . . . . . . . .  36.84%
                                                                 -------
                                                                 100.00%
                                                                 -------
                                                                 -------

*   No one industry represents more than 4% of Portfolio holdings.



                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS
   Investments, at Value (Cost of $27,813,882) . . . . . . . . . . . . . . . . .  $       22,722,838
   Cash* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,215,643
   Receivable for Securities Sold. . . . . . . . . . . . . . . . . . . . . . . .              63,408
   Dividends and Interest Receivable . . . . . . . . . . . . . . . . . . . . . .              47,627
   Net Unrealized Appreciation on Forward Foreign Currency Contracts . . . . . .           3,111,583
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . .              22,020
                                                                                  ------------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          28,183,119
                                                                                  ------------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,767
   Payable for Securities Purchased. . . . . . . . . . . . . . . . . . . . . . .             283,936
   Net Unrealized Depreciation on Forward Foreign Currency Contracts . . . . . .           1,322,020
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . .              11,316
                                                                                  ------------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,653,039
                                                                                  ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,530,080
                                                                                  ------------------
                                                                                  ------------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       30,330,339
   Net Unrealized Depreciation on Investment and Foreign Currency
    Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,800,259)
                                                                                  ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,530,080
                                                                                  ------------------
                                                                                  ------------------


--------------------
*   Includes foreign cash of $192,711 with a cost of $199,858.



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $48,652) . . . . . . . . . . . .  $          364,074
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              64,169
                                                                                  ------------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             428,243
                                                                                  ------------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             240,868
   Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . .              80,289
   Transfer Tax. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,221
   Professional Fees and Miscellaneous . . . . . . . . . . . . . . . . . . . . .              23,024
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,100
                                                                                  ------------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             366,502
   Less Expenses Absorbed by Bankers Trust . . . . . . . . . . . . . . . . . . .              45,345)
                                                                                  ------------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             321,157
                                                                                  ------------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             107,086
                                                                                  ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
 TRANSACTIONS
   Net Realized Gain from:
     Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . .           1,690,994
     Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . . .             501,435
   Net Change in Unrealized Depreciation on Investment and Foreign Currency
    Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (4,789,185)
                                                                                  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
 TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,596,756)
                                                                                  ------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $       (2,489,670)
                                                                                  ------------------
                                                                                  ------------------



                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                       FOR THE             FOR THE
                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  SEPTEMBER 30, 1997  SEPTEMBER 30, 1996
                                                                                  ------------------  ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          107,086  $          142,641
   Net Realized Gain from Investment and Foreign Currency Transactions . . . . .           2,192,429           1,606,317
   Net Change in Unrealized Appreciation (Depreciation) on Investment and
     Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . . .          (4,789,185)            584,216
                                                                                  ------------------  ------------------
Net Increase (Decrease) in Net Assets from Operations. . . . . . . . . . . . . .          (2,489,670)          2,333,174
                                                                                  ------------------  ------------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . . . .          58,200,896          37,502,717
   Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . . .         (58,790,078)        (34,883,257)
                                                                                  ------------------  ------------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . . . . .            (589,182)          2,619,460
                                                                                  ------------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          (3,078,852)          4,952,634
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          29,608,932          24,656,298
                                                                                  ------------------  ------------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       26,530,080  $       29,608,932
                                                                                  ------------------  ------------------
                                                                                  ------------------  ------------------




--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Portfolio.



                                                                                                 FOR THE PERIOD
                                                                 FOR THE YEARS ENDED            NOVEMBER 1, 1993
                                                                      SEPTEMBER 30,             (COMMENCEMENT OF
                                                            ---------------------------------    OPERATIONS) TO
                                                             1997         1996         1995    SEPTEMBER 30, 1994
                                                            -------      -------      -------  ------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . .          $26,530      $29,609      $24,656      $25,366
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . .            0.33%        0.51%        0.87%        0.16%*
     Expenses. . . . . . . . . . . . . . . . . . .            1.00%        1.00%        1.00%        1.00%*
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses by
       Bankers Trust . . . . . . . . . . . . . . .            0.14%        0.11%        0.20%        0.26%*
   Portfolio Turnover Rate . . . . . . . . . . . .             172%         118%         104%          40%
   Average Commission Per Share**. . . . . . . . .          $0.0017      $0.0049


--------------------
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. ORGANIZATION EXPENSES
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five year period.

E. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

F. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

H. OPTION CONTRACTS
Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

J. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

K. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $80,289.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $240,868.

Bankers Trust has entered into a Sub-Advisory Agreement with BT Portfolio Managers International Limited ("BT Portfolio Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited, for Pacific Basin Equity Portfolio. Under such Agreement, BT Portfolio Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monhtly at an annual rate of 0.60 of 1% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced by $45,345.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended September 30, 1997, the Portfolio paid brokerage commissions of $398,743.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1997, were $50,650,466 and $52,959,804, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997 was $28,423,617. The aggregate gross unrealized appreciation for all investments was $1,176,658 and the aggregate gross unrealized depreciation for all investments was $6,877,437.

--------------------------------------------------------------------------------
NOTE 4--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of September 30, 1997, the Pacific Basin Equity Portfolio had the following open forward foreign currency contracts outstanding:


                                                                                                 NET UNREALIZED
                                                                                                  APPRECIATION
CONTRACTS TO DELIVER                  IN EXCHANGE FOR         SETTLEMENT DATE    VALUE (US$)   (DEPRECIATION) (US$)
-------------------------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------------------------
HKD                 73,305,215        USD       9,419,237         1/16/98         9,427,112        $     (7,875)
THB                 38,354,675        USD       1,450,000        12/11/97           997,806             452,194
MYR                  5,274,000        USD       2,000,000         1/22/98         1,609,399             390,601
MYR                  6,805,200        USD       2,650,000         4/10/98         2,065,123             584,877
HKD                 15,555,400        USD       2,000,000         4/16/98         1,994,001               5,999
IDR              5,779,200,000        USD       2,150,000         4/16/98         1,651,861             498,139
IDR              5,650,200,000        USD       2,150,000         4/16/98         1,614,989             535,011
IDR              1,805,375,000        USD         650,000         4/16/98           516,028             133,972
THB                 38,354,675        USD       1,384,645         5/29/98           997,806             386,839
SGD                  2,443,920        USD       1,700,000        10/17/97         1,597,960             102,040
SGD                  2,728,260        USD       1,800,000        12/08/97         1,786,914              13,086
-------------------------------------------------------------------------------------------------------------------
Total Sales                                                                                        $  3,094,883
-------------------------------------------------------------------------------------------------------------------


PURCHASES
-------------------------------------------------------------------------------------------------------------------
USD                  3,750,000        HKD      29,228,625         1/16/98         3,758,825        $      8,825
USD                  2,408,500        HKD      18,714,045         1/16/98         2,406,642              (1,858)
USD                  1,415,301        THB      38,354,675        12/11/97           997,806            (417,495)
USD                  1,300,000        MYR       3,667,690         1/22/98         1,119,222            (180,778)
USD                    350,000        MYR       1,039,500         1/22/98           317,211             (32,789)
USD                     55,000        MYR         176,495         1/22/98            53,859              (1,141)
USD                    500,000        IDR   1,551,000,000         4/16/98           443,320             (56,680)
USD                     83,000        IDR     289,338,000         4/16/98            82,701                (299)
USD                  2,155,614        IDR   5,779,200,000         4/16/98         1,651,861            (503,753)
USD                    245,045        THB       6,800,000         5/29/98           176,904             (68,141)
USD                    500,000        THB      17,900,000         5/29/98           465,673             (34,327)
USD                    800,000        SGD       1,198,800        10/17/97           783,837             (16,163)
USD                    248,000        SGD         378,547        10/17/97           247,514                (486)
USD                      5,296        IDR      16,550,000        10/17/97             5,061                (235)
------------------------------------------------------------------------------------------------------------------
Total Sales                                                                                        $ (1,305,320)
------------------------------------------------------------------------------------------------------------------
                                                                 Net Unrealized Appreciation       $  1,789,563
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Pacific Basin Equity Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period November 1, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Basin Equity Portfolio of BT Investment Portfolios as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 26, 1997

BT INVESTMENT FUNDS
PACIFIC BASIN EQUITY FUND






INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022





                                 -------------------
                    For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                    (800) 730-1313.
                                 -------------------